7. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	1,000,000	3,950,000
Weighted average exercise price of share granted	$ 0.20	$ 0.84
Weighted-average remaining contractual term (years) of share granted	10 years
Weighted average grant date fair value of stock options granted	$ 0.28
Unrecognized compensation cost related to non-vested stock options	$ 274,557
Cost is expected to be recognized over a weighted average period	7 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		3,450,000
Weighted average exercise price of share granted		$ 0.84
Weighted-average remaining contractual term (years) of share granted		10 years
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		500,000
Weighted average exercise price of share granted		$ 0.84
Weighted-average remaining contractual term (years) of share granted		3 years